Notes to the consolidated statements of income - Impacts of severe acute respiratory syndrome coronavirus 2 ("COVID-19") (Details) - 6 months ended Jun. 30, 2020 € in Thousands, $ in Thousands	USD ($)	EUR (€)
Disclosure of grants
Reimbursement payments and funding		€ 181,525
CARES Act
Disclosure of grants
Amount of fund received	$ 276,700	251,078
CMS Accelerated and Advance Payment program
Disclosure of grants
Contract liabilities		€ 930,700